Concentration in Deposits (FY)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Concentration In Deposits
Note 17.    Concentration in Deposits

The Company had a concentration in its deposits of two customers totaling approximately $60,153,000 at December 31, 2016 and three customers totaling approximately $116,121,000 concentration of deposits at December 31, 2017.